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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Indus Capital Partners, LLC
                 -------------------------------
   Address:      152 West 57th Street
                 -------------------------------
                 28th Floor
                 -------------------------------
                 New York, New York 10019
                 -------------------------------
                 Attention: Brian Guzman
                 -------------------------------

Form 13F File Number:   028-11627
                        ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Guzman
         -------------------------------
Title:   Managing Director / Counsel
         -------------------------------
Phone:   (212) 909-2864
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Brian Guzman                   New York, New York      11/08/07
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $1,483,185
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         028-11626                    Indus Partners, LLC
    ------    -----------------            ---------------------------------

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                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
----------------------- ---------------- --------- ----------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------- ---------------- --------- ----------- --------- ----- ------ ------------ ---------- ------ -------- ------
3M CO                   COM              88579Y101     17780.2    190000       Call   SHARED           1         0     190000    0
ALLSTATE CORP           COM              020002101     12581.8    220000       Call   SHARED           1         0     220000    0
ANADARKO PETE CORP      COM              032511107     2956.25     55000       Call   SHARED           1         0      55000    0
BANK OF AMERICA
 CORPORATION            COM              060505104     21616.1    430000       Call   SHARED           1         0     430000    0
BAXTER INTL INC         COM              071813109   81313.344   1444800              SHARED           1         0    1444800    0
BAXTER INTL INC         COM              071813109       16884    300000       Call   SHARED           1         0     300000    0
CHESAPEAKE ENERGY CORP  COM              165167107   23878.072    677200              SHARED           1         0     677200    0
CHEVRON CORP NEW        COM              166764100       23395    250000       Call   SHARED           1         0     250000    0
CHINA LIFE INS CO LTD   SPON ADR REP H   16939P106     21986.1    255000       Put    SHARED           1         0     255000    0
CHINA MOBILE LIMITED    SPONSORED ADR    16941M109 11950.93088    145672              SHARED           1         0     145672    0
CLOROX CO DEL           COM              189054109     15247.5    250000       Call   SHARED           1         0     250000    0
CONOCOPHILLIPS          COM              20825C104   13718.451    156300              SHARED           1         0     156300    0
CONOCOPHILLIPS          COM              20825C104       26331    300000       Call   SHARED           1         0     300000    0
CTRIP COM INTL LTD      ADR              22943F100        9324    180000              SHARED           1         0     180000    0
DEVON ENERGY CORP NEW   COM              25179M103     8827.52    106100              SHARED           1         0     106100    0
EMERSON ELEC CO         COM              291011104       29271    550000       Call   SHARED           1         0     550000    0
SELECT SECTOR SPDR TR   SBI INT-FINL     81369Y605     86486.4   2520000       Put    SHARED           1         0    2520000    0
FRONTLINE LTD           SHS              G3682E127     854.556     17700              SHARED           1         0      17700    0
GENENTECH INC           COM NEW          368710406       19505    250000       Call   SHARED           1         0     250000    0
GENERAL ELECTRIC CO     COM              369604103       16560    400000       Call   SHARED           1         0     400000    0
GOLDMAN SACHS GROUP INC COM              38141G104     15171.8     70000       Call   SHARED           1         0      70000    0
HESS CORP               COM              42809H107   15714.386    236200              SHARED           1         0     236200    0
HSBC HLDGS PLC          SPON ADR NEW     404280406        8334     90000       Put    SHARED           1         0      90000    0
ICICI BK LTD            ADR              45104G104    6020.624    114200              SHARED           1         0     114200    0
ISHARES INC             MSCI JAPAN       464286848       43020   3000000       Call   SHARED           1         0    3000000    0
ISHARES TR              RUSSELL 2000     464287655     33616.8    420000       Put    SHARED           1         0     420000    0
L-3 COMMUNICATIONS
 HLDGS INC              COM              502424104     54134.2    530000       Call   SHARED           1         0     530000    0
MACQUARIE INFRASTR
 CO LLC                 MEMBERSHIP INT   55608B105   12804.162    331800              SHARED           1         0     331800    0
MIDCAP SPDR TR          UNIT SER 1       595635103     33778.5    210000       Put    SHARED           1         0     210000    0
NEWFIELD EXPL CO        COM              651290108   48155.184    999900              SHARED           1         0     999900    0
NEWFIELD EXPL CO        COM              651290108     10595.2    220000       Call   SHARED           1         0     220000    0
POWERSHARES QQQ TRUST   UNIT SER 1       73935A104    405110.8   7880000       Put    SHARED           1         0    7880000    0
SINA CORP               ORD              G81477104       19140    400000              SHARED           1         0     400000    0
SPDR TR                 UNIT SER 1       78462F103    217426.5   1425000       Put    SHARED           1         0    1425000    0
STERLITE INDS INDIA LTD ADS              859737207       24.05      1300              SHARED           1         0       1300    0
STREETTRACKS GOLD TR    GOLD SHS         863307104    9725.373    132300              SHARED           1         0     132300    0
TALISMAN ENERGY INC     COM              87425E103    56684.78   2877400              SHARED           1         0    2877400    0
UNITED PARCEL
 SERVICE INC            CL B             911312106       18775    250000       Call   SHARED           1         0     250000    0
UNITED TECHNOLOGIES
 CORP                   COM              913017109     14486.4    180000       Call   SHARED           1         0     180000    0